S000010025 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	13.59%	14.59%
Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.56%	15.32%	18.13%
Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.37%	13.32%	16.20%
Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.00%	10.24%	13.75%
Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.48%	10.05%	12.97%

[1]	The Russell 1000® Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies. The Index figures do not reflect any deduction for fees, taxes or expenses.
[2]	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large‑cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price‑to‑book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.